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 [REED SMITH LOGO]                                             Reed Smith LLP
                                                          1301 K Street, N.W.
                                                       Suite 1100--East Tower
                                                  Washington, D.C. 20005-3373
 W. Thomas Conner                                             +1 202 414 9200
 Direct Phone: +1 202 414 9208                            Fax +1 202 414 9299
 Email: tconner@reedsmith.com                                   reedsmith.com

September 10, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re:  Post-Effective Amendment No. 7
     Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-162586/811-04001

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), we are filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner
--------------------------
W. Thomas Conner

WC:cr

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